Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting discount per unit	$ 0.35	$ 0.35
Aggregate amount	$ 9.6	$ 11.4
Over-allotment option exercised	$ 11.1
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of additional stock	4,125,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount per unit	$ 0.20	$ 0.20
Aggregate amount	$ 5.5	$ 6.5
Over-allotment option exercised	$ 6.3